Crypto assets (Details 1) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset, Holding [Line Items]
Revenue	$ (14,822,799)	$ (7,015,512)
Digital Assets And U S D C [Member]
Crypto Asset, Holding [Line Items]
Revenue	(2,798,918)
Other receivables	(1,452,102)
Cost and expenses	3,699,585
USDC rewards	(15,832)
Total operating activities settled in digital assets and USDC	$ (567,267)